LEASE LIABILITIES - Undiscounted lease payments (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 5,972
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	3,351
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	1,839
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 782